Net Loss Per Share - Schedule of Antidilutive (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Employee Stock Options Outstanding [Member]
Schedule of Antidilutive [Line Items]
Antidilutive shares	6,341,712	4,444,220	6,341,712	4,444,220
Unvested Restricted Stock Units [Member]
Schedule of Antidilutive [Line Items]
Antidilutive shares	474,784		474,784
Company Warrants Outstanding [Member]
Schedule of Antidilutive [Line Items]
Antidilutive shares	3,650,214		3,650,214